Vessels, Net - Additional Information (Detail) - USD ($)			12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 26, 2023	Apr. 26, 2023	Feb. 13, 2023	Dec. 15, 2022	Nov. 24, 2022	Apr. 19, 2022	Feb. 14, 2022
Property, Plant and Equipment [Line Items]
Selling price				$ 78,933,759
Impairment loss			$ 0	2,816,873	$ 3,167,034
Property, Plant and Equipment, Disposals				78,933,759
12 Vessels [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, collateral amount				282,953,442
3 Vessels [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, collateral amount			159,912,825
Impairment Loss [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use					529,532
Eco Loyalty [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration												$ 9,650,000
Gain (Loss) on Disposition of Assets					345,278
Eco Loyalty [Member] | Accrued and other liabilities [Member]
Property, Plant and Equipment [Line Items]
Selling price					1,140,000
Property, Plant and Equipment, Disposals					1,140,000
Gas Monarch [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration											$ 2,375,000
Impairment of long-lived assets held-for-use					90,855
Gas Prodigy [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration										$ 5,100,000
Impairment of long-lived assets held-for-use					2,026,333
Selling price		$ 5,100,000
Selling expense					$ 170,093
Property, Plant and Equipment, Disposals		5,100,000
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]					Impairment loss
Gas Spirit [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration									$ 5,700,000
Impairment of long-lived assets held-for-use					$ 565,591
Selling price					5,700,000
Selling expense					50,311
Property, Plant and Equipment, Disposals					$ 5,700,000
Gas Spirit [Member] | Net Loss Gain on Sale of Vessels [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets			23,354
Gas Galaxy [Member]
Property, Plant and Equipment [Line Items]
Impairment charge		$ 45,578	57,320
Disposal group, including discontinued operation, consideration								$ 2,100,000
Assets Held-for-sale, Not Part of Disposal Group, Current				2,100,000
Eco Texiana Eco Enigma Eco Czar Eco Nemesis [Member] | Related Party [Member]
Property, Plant and Equipment [Line Items]
Due from related parties							$ 70,715,000
Eco Nemesis [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets			46,384	$ 7,669,135
Selling price	$ 16,950,000
Property, Plant and Equipment, Disposals	$ 16,950,000
Eco Dream Eco Green [Member] | Related Party [Member]
Property, Plant and Equipment [Line Items]
Due from related parties						$ 35,340,000
Eco Green and Eco Dream [Member]
Property, Plant and Equipment [Line Items]
Selling price			35,340,000
Selling expense			706,800
Assets held-for-sale that are not part of a disposal group			246,725
Impairment loss			2,759,553
Property, Plant and Equipment, Disposals			$ 35,340,000